Note 15 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer, Excluding Assessed Tax	$ 80,515	$ 81,180
Capital expenditures	3,918	6,561
Assets
Revenue from Contract with Customer, Excluding Assessed Tax	80,515	81,180
Assets	87,965	89,750
Income (loss) before income taxes
Assets	87,965	89,750
Income (loss) before income taxes	(1,987)	(886)
Interest expense	2,098	1,464
Other income, net	384	231
Loss before income taxes	(1,987)	(886)
Depreciation and amortization expense:
Depreciation and amortization expense	3,826	3,483
Interest Expense [Abstract]
Interest Expense	2,098	1,464
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	44,611	49,763
Assets
Revenue from Contract with Customer, Excluding Assessed Tax	44,611	49,763
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	35,984	31,497
Assets
Revenue from Contract with Customer, Excluding Assessed Tax	35,984	31,497
Corporate Segment [Member]
Income (loss) before income taxes
Interest expense	2,068	1,436
Depreciation and amortization expense:
Depreciation and amortization expense	253	196
Interest Expense [Abstract]
Interest Expense	2,068	1,436
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	80,595	81,260
Assets
Revenue from Contract with Customer, Excluding Assessed Tax	80,595	81,260
Income (loss) before income taxes
Income (loss) before income taxes	3,829	4,524
Loss before income taxes	3,829	4,524
Operating Segments [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	44,611	49,763
Capital expenditures	205	94
Assets
Revenue from Contract with Customer, Excluding Assessed Tax	44,611	49,763
Assets	35,839	35,198
Income (loss) before income taxes
Assets	35,839	35,198
Income (loss) before income taxes	4,013	4,373
Interest expense	0	1
Loss before income taxes	4,013	4,373
Depreciation and amortization expense:
Depreciation and amortization expense	109	118
Interest Expense [Abstract]
Interest Expense	0	1
Operating Segments [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	35,904	31,417
Capital expenditures	3,620	6,333
Assets
Revenue from Contract with Customer, Excluding Assessed Tax	35,904	31,417
Assets	63,670	63,355
Income (loss) before income taxes
Assets	63,670	63,355
Income (loss) before income taxes	(184)	151
Interest expense	30	27
Loss before income taxes	(184)	151
Depreciation and amortization expense:
Depreciation and amortization expense	3,464	3,169
Interest Expense [Abstract]
Interest Expense	30	27
Corporate, Non-Segment [Member]
Capital expenditures	93	134
Assets
Assets	65,453	65,630
Income (loss) before income taxes
Assets	65,453	65,630
Interest expense	(2,068)	(1,436)
Other income, net	9	13
General corporate expenses	(3,757)	(3,987)
Interest Expense [Abstract]
Interest Expense	(2,068)	(1,436)
Intersegment Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	(80)	(80)
Assets
Revenue from Contract with Customer, Excluding Assessed Tax	(80)	(80)
Assets	(76,997)	(74,433)
Income (loss) before income taxes
Assets	(76,997)	(74,433)
Intersegment Eliminations [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	80	80
Assets
Revenue from Contract with Customer, Excluding Assessed Tax	80	80
Segment Reconciling Items [Member]
Assets
Assets	164,962	164,183
Income (loss) before income taxes
Assets	$ 164,962	$ 164,183